Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]

	2019		2018
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance - January 1	4,305,980	14.49	3,537,123	14.90
Granted(i)	1,292,200	13.51	886,900	12.85
Issued - Barkerville replacement share options(ii)	1,005,478	14.89	-	-
Exercised	(1,355,531)	14.59	-	-
Exercised - Virginia replacement share options(iii)	(148,984)	11.51	(2,710)	13.93
Forfeited	(151,800)	13.74	(70,467)	14.43
Expired	(7,999)	15.80	(44,866)	15.15
Balance - December 31	4,939,344	14.40	4,305,980	14.49
Options exercisable - December 31	2,988,713	14.87	2,720,879	14.72

(i) Options were granted to officers, management, employees and/or consultants.

(ii) Share options issued as replacement share options following the acquisition of Barkerville (Note 7).

(iii) Share options issued as replacement share options following the acquisition of Virginia Mines Inc. in 2015.

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

6.94 - 9.98	212,708	7.80	0.7	212,708	7.80
10.58 - 12.97	1,187,408	12.65	4.2	410,076	12.39
13.10 - 14.78	1,815,139	13.53	2.9	897,039	13.44
15.80 - 18.07	1,570,579	16.41	1.8	1,315,380	16.39
24.72 - 27.77	153,510	26.60	2.4	153,510	26.60
	4,939,344	14.40	2.8	2,988,713	14.87

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2019	2018
Dividend per share	1%	1%
Expected volatility	34%	35%
Risk-free interest rate	2%	2%
Expected life	49 months	46 months
Weighted average share price	$13.51	$12.85
Weighted average fair value of options granted	$3.41	$3.37

Disclosure of deferred and restricted share units [Table Text Block]
	2019				2018
	DSU(i) (cash)	DSU(i) (equity)	RSU (cash)	RSU(ii) (equity)	DSU (cash)	RSU(iii) (cash)	RSU(iii) (equity)

Balance - Beginning of period	317,209	-	3,046	848,759	266,442	600,627	-
Granted	-	66,000	-	592,300	82,600	23,700	429,262
Reinvested (dividends on common shares)	2,352	2,529	23	14,600	4,696	7,064	6,277
Settled	(37,185)	(16,866)	(3,069)	(176,704)	(36,529)	(192,719)	-
Transfer from cash-settled to equity-settled	(282,376)	282,376	-	-	-	(428,090)	428,090
Forfeited	-	(8,832)	-	(88,917)	-	(7,536)	(14,870)
Balance - End of period	-	325,207	-	1,190,038	317,209	3,046	848,759
Balance - Vested	-	267,565	-	70,320	233,883	-	69,257

Disclosure of deferred and restricted share units, fair value [Table Text Block]
	December 31, 2019		December 31, 2018
	Carrying	Intrinsic value	Carrying	Intrinsic value
	value	of vested units	value	of vested units
	$	$	$	$
Current portion	-	-	3,494	2,800
Non-current portion	-	-	-	-
	-	-	3,494	2,800